Exhibit 99.7 Schedule 3

QM ATR Data
Run Date - 09/06/2024 2:28:36 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income to Qualify?	ATR/QM Residual Income
1354124	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$4,483.79	02/11/2022	5.112%	Employed		US Citizen		Yes	$5,629.06
1369096	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$7,545.65	03/14/2022	5.908%	Self-Employed		US Citizen		Yes	$5,828.24
1373547	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$18,582.85	03/24/2022	5.471%	Self-Employed	Employed	US Citizen	US Citizen	Yes	$26,733.14